LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF INCOME (LOSS) PER SHARE

	2021	2020	2019
Numerator
Net loss from continuing operations	$(15,669,093)	$(18,169,070)	$(11,434,632)
Net income (loss) from discontinued operations	$-	$-	5,481,757
Net loss	$(15,669,093)	$(18,169,070)	$(5,952,875)
Denominator
Weighted average number of common shares outstanding	34,545,752	29,169,653	28,821,638
Weighted average number of common shares outstanding - diluted	34,545,752	29,169,653	28,821,638
Basic and diluted loss per share, continuing operations	$(0.45)	$(0.62)	$(0.40)
Basic and diluted income per share, discontinued operations	$-	$-	$0.19
Basic and diluted loss per share	$(0.45)	$(0.62)	$(0.21)